Business Combinations (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Fair Values of Net Identifiable Assets and Liabilities

Goodwill recognised	$ million
Fair value of Shell’s interest in the Motiva joint venture	3,847
Less: cash received	957
Less: fair value of net assets acquired
Intangible assets	656
Property, plant and equipment	2,685
Inventories	927
Other assets	94
Debt (non-current)	(115)
Trade and other payables (non-current)	(65)
Deferred tax (non-current liabilities)	(318)
Retirement benefits (non-current liabilities)	(975)
Decommissioning and other provisions (non-current)	(132)
Current liabilities	(222)
Total fair value of net assets acquired	2,535
Goodwill	355